Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Details of finite lived intangible assets
Gross	$ 3,298
Accumulated amortization	696	672
Net	2,602	2,675
Contractual Rights [Member]
Details of finite lived intangible assets
Gross	151
Accumulated amortization	112
Net	39
Trademarks [Member]
Details of finite lived intangible assets
Gross	96
Accumulated amortization	81
Net	15
Indefinite lived intangible assets [Member]
Details of finite lived intangible assets
Gross	3,051
Accumulated amortization	503
Net	$ 2,548